Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The purpose of the Amendment herein to Note 5 of the Financial Statements for the years ended December 31, 2023 and 2022, is to properly disclose the assets and liabilities acquired from Spine Injury Solutions Inc. on March 31, 2022 as Bitech Mining was the accounting acquirer. The original Financial Statements for the years ended December 31, 2023 and 2022 did not contain this detailed information in the footnote.
Entity Registrant Name	BITECH TECHNOLOGIES CORPORATION
Entity Central Index Key	0001066764
Entity Tax Identification Number	93-3419812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	895 Dove Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(855)
Local Phone Number	777-0888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	636-5440
Contact Personnel Name	The Company Corporation